JPMorgan International Equity Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.9%
Australia — 4.5%
Glencore plc	5,386	39,667
Medibank Pvt Ltd.	9,273	33,614
Rio Tinto Ltd.	349	41,601
Rio Tinto plc	684	66,474
Telstra Group Ltd.	12,269	43,313
		224,669
Austria — 1.0%
Erste Group Bank AG	371	48,546
Belgium — 1.5%
KBC Group NV	359	51,636
UCB SA	89	22,870
		74,506
Denmark — 2.3%
Danske Bank A/S	1,420	81,705
Novonesis Novozymes B	560	36,464
		118,169
France — 9.2%
Air Liquide SA	358	70,590
Capgemini SE	259	30,767
Engie SA	2,523	78,647
Legrand SA	563	85,568
Safran SA	286	112,259
TotalEnergies SE	943	83,124
		460,955
Germany — 10.8%
Allianz SE (Registered)	194	96,642
Continental AG	488	40,580
Deutsche Post AG	683	45,614
Deutsche Telekom AG (Registered)	1,540	47,528
Infineon Technologies AG	804	57,700
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	125	74,961
RWE AG	711	46,799
Siemens AG (Registered)	402	131,847
		541,671
Greece — 1.1%
National Bank of Greece SA	3,022	56,552
Hong Kong — 2.0%
AIA Group Ltd.	7,308	73,671
Hong Kong Exchanges & Clearing Ltd.	543	28,292
		101,963
Ireland — 0.6%
Kingspan Group plc	334	31,031
Italy — 3.1%
Ferrari NV	86	33,785

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
Ryanair Holdings plc, ADR	681	39,868
UniCredit SpA	859	80,976
		154,629
Japan — 22.7%
Advantest Corp.	97	19,185
Ajinomoto Co., Inc.	1,880	57,976
Asics Corp.	1,190	35,081
Hitachi Ltd.	2,085	68,317
Hoya Corp.	318	48,689
IHI Corp.	1,234	21,577
ITOCHU Corp.	4,996	62,704
Kao Corp.	1,662	34,160
Keyence Corp.	123	61,745
Kioxia Holdings Corp. *	62	17,198
Kubota Corp.	2,164	36,720
MISUMI Group, Inc.	1,230	29,258
Mitsubishi UFJ Financial Group, Inc.	6,431	143,653
Mitsui Fudosan Co. Ltd.	4,048	39,433
Murata Manufacturing Co. Ltd.	653	29,731
Obayashi Corp.	1,806	35,494
Recruit Holdings Co. Ltd.	652	51,537
Sony Group Corp.	4,249	99,297
Sumitomo Electric Industries Ltd.	3,311	43,824
Suzuki Motor Corp.	3,076	40,151
Tokio Marine Holdings, Inc.	1,687	85,980
Tokyo Electron Ltd.	250	83,718
		1,145,428
Netherlands — 5.0%
ASML Holding NV	113	185,671
Koninklijke Ahold Delhaize NV	796	31,529
Koninklijke KPN NV (a)	7,693	36,327
		253,527
Singapore — 2.5%
DBS Group Holdings Ltd.	1,678	96,796
Sea Ltd., ADR *	284	30,299
		127,095
Spain — 4.5%
Banco Santander SA	7,802	110,964
Iberdrola SA	3,072	72,965
Industria de Diseno Textil SA	633	41,294
		225,223
Sweden — 3.3%
Atlas Copco AB, Class A	2,799	59,138
Volvo AB, Class B	2,834	108,412
		167,550
Switzerland — 4.0%
Cie Financiere Richemont SA (Registered)	319	75,445

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Lonza Group AG (Registered)	35	24,296
Nestle SA (Registered)	1,031	103,064
		202,805
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	111	44,867
United Kingdom — 13.2%
AstraZeneca plc	603	102,547
BAE Systems plc	2,459	69,598
British American Tobacco plc	1,473	89,377
Compass Group plc	2,239	71,098
London Stock Exchange Group plc	394	44,328
NatWest Group plc	8,298	78,271
Next plc	191	38,284
RELX plc	1,077	38,038
Rolls-Royce Holdings plc	1,356	27,060
SSE plc	1,106	34,941
Standard Chartered plc	2,404	71,065
		664,607
United States — 7.7%
InterContinental Hotels Group plc	253	40,962
Novartis AG (Registered)	593	92,737
Roche Holding AG	264	115,427
Shell plc	2,340	107,091
Spotify Technology SA *	64	31,842
		388,059
Total Common Stocks (Cost $3,347,454)		5,031,852
Short-Term Investments — 1.3%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (b) (c) (Cost $52,956)	52,954	52,965
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c)(Cost $14,114)	14,114	14,114
Total Short-Term Investments (Cost $67,070)		67,079
Total Investments — 101.2% (Cost $3,414,524)		5,098,931
Liabilities in Excess of Other Assets — (1.2)%		(60,367)
NET ASSETS — 100.0%		5,038,564

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $13,249.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.1%
Semiconductors & Semiconductor Equipment	8.0
Insurance	7.2
Pharmaceuticals	6.5
Machinery	5.0
Aerospace & Defense	4.1
Industrial Conglomerates	3.9
Oil, Gas & Consumable Fuels	3.7
Food Products	3.2
Metals & Mining	2.9
Diversified Telecommunication Services	2.5
Hotels, Restaurants & Leisure	2.2
Textiles, Apparel & Luxury Goods	2.2
Electric Utilities	2.1
Chemicals	2.1
Household Durables	1.9
Electronic Equipment, Instruments & Components	1.8
Professional Services	1.8
Tobacco	1.8
Electrical Equipment	1.7
Automobile Components	1.7
Multi-Utilities	1.5
Automobiles	1.4
Capital Markets	1.4
Broadline Retail	1.3
Trading Companies & Distributors	1.2
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	8.5
Short-Term Investments	1.3

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$224,669	$—	$224,669
Austria	—	48,546	—	48,546
Belgium	—	74,506	—	74,506
Denmark	36,464	81,705	—	118,169
France	—	460,955	—	460,955
Germany	—	541,671	—	541,671
Greece	—	56,552	—	56,552
Hong Kong	—	101,963	—	101,963

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$31,031	$—	$31,031
Italy	39,868	114,761	—	154,629
Japan	—	1,145,428	—	1,145,428
Netherlands	31,529	221,998	—	253,527
Singapore	30,299	96,796	—	127,095
Spain	—	225,223	—	225,223
Sweden	—	167,550	—	167,550
Switzerland	—	202,805	—	202,805
Taiwan	44,867	—	—	44,867
United Kingdom	—	664,607	—	664,607
United States	31,842	356,217	—	388,059
Total Common Stocks	214,869	4,816,983	—	5,031,852
Short-Term Investments
Investment Companies	52,965	—	—	52,965
Investment of Cash Collateral from Securities Loaned	14,114	—	—	14,114
Total Short-Term Investments	67,079	—	—	67,079
Total Investments in Securities	$281,948	$4,816,983	$—	$5,098,931
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	$141,338	$1,275,195	$1,363,561	$(30)	$23	$52,965	52,954	$1,664	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	36,487	429,070	451,443	—	—	14,114	14,114	757	—
Total	$177,825	$1,704,265	$1,815,004	$(30)	$23	$67,079		$2,421	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.